Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests
The total net income of Teekay’s consolidated partially-owned entities and the attribution of that net income to controlling and non-controlling interests is as follows:

	Net income (loss) attributable to non-controlling interests				Controlling Interest		Net income of consolidated partially-owned entities (1)
	Non-public partially-owned subsidiaries	Preferred unit-holders	Earnings (Loss)	Total Non-Controlling Interest	Earnings	Total Controlling Interest (Teekay)
Teekay Tankers	—	—	267,792	267,792	124,131	124,131	391,923
Other entities and eliminations	—	—	57	57
Year Ended December 31, 2024	—	—	267,849	267,849
Teekay Tankers	—	—	366,909	366,909	146,762	146,762	513,671
Other entities and eliminations	—	—	(127)	(127)
Year Ended December 31, 2023	—	—	366,782	366,782
Seapeak (2)	872	928	(63,728)	(61,928)	100,364	100,364	38,436
Teekay Tankers	—	—	172,857	172,857	56,229	56,229	229,086
Other entities and eliminations	—	—	24	24
Year Ended December 31, 2022	872	928	109,153	110,953
(1)Includes earnings attributable to common and preferred shares.
(2)Seapeak forms part of discontinued operations during 2022.
Summary of Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2022, to December 31, 2024:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Balance at the beginning of the year	40,573	51,474	62,914
Costs incurred for dry dockings	28,165	15,483	15,792
Dry-dock amortization	(23,182)	(25,245)	(26,666)
Write-down / sale of vessels	(901)	(1,139)	(566)
Balance at the end of the year	44,655	40,573	51,474

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table contains the changes in the balances of each component of accumulated other comprehensive loss attributable to shareholders of Teekay for the periods presented.

	Pension Adjustments Relating to Continuing Operations $	Qualifying Cash Flow Hedging Instruments Related to Discontinued Operations $	Total $
Balance as of December 31, 2021	(2,996)	(22,514)	(25,510)
Other comprehensive loss and other	1,024	682	1,706
Impact of deconsolidation of Teekay Gas Business	—	21,832	21,832
Balance as of December 31, 2022	(1,972)	—	(1,972)
Other comprehensive income and other	1,972	—	1,972
Balance as of December 31, 2023	—	—	—
Other comprehensive income and other	—	—	—
Balance as of December 31, 2024	—	—	—